Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense	$ 0		$ 0
Benson Hill, Inc
Effective Tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	21.00%
Income tax expense	$ 0	$ 0	$ 0	$ 0		$ 48,000	$ 19,000	$ (221,000)